Interest in Entities	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Interest in Entities
12.	INTEREST IN ENTITIES
See accounting policy in Note 2.3.1.
12.1 Subsidiaries without
non-controlling
interests
There are no contractual or legal restrictions on the Company’s access to assets or settlement of liabilities of these subsidiaries.

There are inherent risks to the operations of these entities, the most significant of which are described below:

•	Economic Risks: potential losses from fluctuations in market conditions (price of products, exchange rate and interest).

•	Operational risk: potential losses resulting from the emergence of new technologies or failure of current processes.

•	Credit risk: potential losses that might occur if a third party (customer) becomes unable to meet its obligations, and

•	Liquidity risk: financial inability to meet financial obligations .
12.2 Subsidiaries with
non-controlling
interests

12.31.2023
Entity	Country	Interest Embraer Group	Non-controlling interest		Income (loss)
OGMA - Indústria Aeronáutica de Portugal S.A.	Portugal	65.0%	35.0%	46.0	2.3
Visiona Tecnologia Espacial S.A.	Brazil	51.0%	49.0%	14.5	(0.9)
Embraer CAE Training Services, LLC	United States of America	51.0%	49.0%	29.0	11.0
Embraer CAE Training Services (NL) B.V.	Netherlands	51.0%	49.0%	9.4	(0.6)
Tempest Serviços de Informática S.A.	Brazil	76.6%	23.4%	7.2	21.3
EVE Holding Inc.	United States of America	89.4%	10.6%	11.0	(96.2)
EVE Holding Inc. - Listing Expenses	United States of America	0.0%	100.0%	135.7	—

				252.8

12.31.2022
Entity	Country	Interest Embraer Group	Non-controlling interest		Income (loss)
OGMA - Indústria Aeronáutica de Portugal S.A.	Portugal	65.0%	35.0%	43.5	(19.5)
Visiona Tecnologia Espacial S.A.	Brazil	51.0%	49.0%	14.4	2.5
Embraer CAE Training Services, LLC	United States of America	51.0%	49.0%	33.1	11.8
Tempest Serviços de Informática S.A.	Brazil	61.0%	39.0%	10.0	0.7
EVE Holding Inc.	United States of America	89.7%	10.3%	20.1	(308.5)
EVE Holding Inc. - Listing Expenses	United States of America	0.0%	100.0%	135.7	—

				256.8

The financial p
os
ition of the most significant entities with
non-controlling
interests is summarized below, which are OGMA - Indústria Aeronáutica de Portugal S.A. and Eve Holding, Inc. Other entities combined represent less than

5
%
of consolidated profit before taxes.

	OGMA			EVE
	12.31.2023	12.31.2022	12.31.2021	12.31.2023	12.31.2022
Assets	289.5	253.5	259.5	230.1	291.0
Liabilities	158.0	129.1	105.3	126.1	95.9
Shareholders’ equity	131.5	124.4	154.2	104.0	195.1
Net Revenue	250.1	216.5	244.7	—	—
Net income (loss) for the year	2.3	(19.5)	(4.2)	(96.2)	(308.5)

The market
capitalization value of the Company’s interest in Eve Holding is R$ 8,537,076 (2022: R$ 9,072,537), corresponding to 240,899,589 shares, valued at the price of the share on December 31, 2023 on the NYSE (US$ 7.32 / R$ 35.44) (2022: 241,500,000 shares, at the price of share on December 31, 2022 on the NYSE (US$ 7.20 / R$ 37.57).
The market cap for these shares does not necessarily reflect the realization value on the sale of a representative lot of shares.
Subsidiaries with
non-controlling
interests are subject to the same risks as the wholly owned subsidiaries.
The Company has significant restrictions on access to cash balances, cash equivalents and financial investments of Eve Holding, Inc. to settle obligations not directly related to the business of Eve Holding, Inc., as defined in the Eve Holding, Inc. shareholders’ agreement (protective law).